SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III - Supplementary Insurance Information
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE III - Supplementary Insurance Information
For the years ended December 31, 2023, 2022 and 2021
(Expressed in millions of U.S. dollars)

	2023
	Deferred policy acquisition costs	Reserve for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income	Losses and loss adjustment expenses	Policy acquisition expenses	General and administrative expenses	Net premiums written
Specialty	$370.7	$1,370.1	$1,436.6	$1,203.3	$—	$583.1	$289.1	$—	$1,465.5
Bespoke	394.1	293.5	1,590.1	375.6	—	92.0	140.4	—	416.0
Reinsurance	21.8	785.3	122.8	253.7	—	23.7	69.0	—	255.1
Other	—	—	—	—	119.5	—	225.3	82.7	—
	$786.6	$2,448.9	$3,149.5	$1,832.6	$119.5	$698.8	$723.8	$82.7	$2,136.6

	2022
	Deferred policy acquisition costs	Reserve for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income	Losses and loss adjustment expenses	Policy acquisition expenses	General and administrative expenses	Net premiums written
Specialty	$156.2	$870.0	$1,055.4	$849.4	$—	$508.7	$189.4	$—	$1,057.4
Bespoke	338.7	157.6	1,394.6	384.4	—	118.9	135.3	—	566.6
Reinsurance	20.9	1,017.6	168.6	266.7	—	202.6	59.7	—	234.4
Other	—	—	—	—	40.7	—	—	165.5	—
	$515.8	$2,045.2	$2,618.6	$1,500.5	$40.7	$830.2	$384.4	$165.5	$1,858.4

	2021
	Deferred policy acquisition costs	Reserve for losses and loss adjustment expenses	Unearned premiums	Net premiums earned	Net investment income	Losses and loss adjustment expenses	Policy acquisition expenses	General and administrative expenses	Net premiums written
Specialty	$101.4	$329.9	$742.9	$534.5	$—	$206.2	$109.0	$—	$757.6
Bespoke	274.7	5.1	1,100.6	256.5	—	71.4	83.9	—	439.1
Reinsurance	27.2	1,051.5	270.2	368.7	—	419.2	57.2	—	409.9
Other	—	—	—	—	20.6	—	—	130.7	—
	$403.3	$1,386.5	$2,113.7	$1,159.7	$20.6	$696.8	$250.1	$130.7	$1,606.6
* The company does not manage its assets by segment and accordingly net investment income is not allocated to each underwriting segment. In addition, operating expenses are not allocated to segment as employees work across segments.